Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Office Rental Obligations
Year ended December 31,	Amount
2018	190
2019	187
2020	187
2021	187
2022	187
Total	938